Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

11. Stockholders’ Equity

Common stock activity is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
(Actual number of shares of common stock outstanding)
Beginning of year	359,647,605	276,059,333	276,156,839
Shares of common stock issued through initial public offering	—	82,142,858	—
Shares of common stock issued through business combinations	246,627	535,353	—
Shares of common stock issued through compensation plans	2,625,651	966,580	368,259
Repurchases of common stock	—	(56,519)	(465,765)
End of year	362,519,883	359,647,605	276,059,333

Shares of common stock repurchased described above are privately negotiated transactions. Cumulative shares of treasury stock were 213,127 and 459,754 as of December 31, 2012 and 2011, respectively, with a corresponding value of $4 million and $8 million, respectively.

On August 30, 2010, the Company effectuated a reverse stock split by which each one and six tenths (1.6) issued and outstanding share of common stock, par value €0.04 per share, was converted into one (1.0) share of common stock, par value €0.07 per share. All applicable share and per share amounts have been restated to show the effect of the reverse stock split for all periods presented.

No dividends were declared or paid on the Company’s common stock in 2012 and 2011, respectively. In September 2010, the Company declared a special dividend of approximately €6 million ($7 million) in the aggregate, or €0.02 per share, to its existing stockholders, $5 million of which was in the form of a non-cash settlement of loans the Company had previously extended to Luxco. See Note 14 – “Investments in Affiliates and Related Party Transactions” for additional information regarding these loans.

On January 31, 2013, the Company’s board of directors adopted a cash dividend policy with the present intent to pay quarterly cash dividends on its outstanding common stock. The board also declared the first quarterly cash dividend of $0.16 per share, to be paid on March 20, 2013 to holders of record of the Company’s common stock on March 6, 2013. The dividend policy and the payment of future cash dividends are subject to the discretion of the Company’s board of directors.